NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING (Detail) - Stock Options and Warrants Outstanding Activities (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 12, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance		17,973,750
Average Exercise Price (in Dollars per share)		$ 0.27
Granted (in Dollars per share)		$ 0.28
Exercised	75,000		6,668,000	150,000
Exercised (in Dollars per share)		$ 0.25
Expired/Forfeited (in Dollars per share)		$ 0.25
Balance		18,073,750	17,973,750
Average Exercise Price (in Dollars per share)		$ 0.26	$ 0.27
Stock Options [Member]
Balance		15,473,750
Granted		2,675,000
Exercised		75,000
Balance		18,073,750
Warrant [Member]
Balance		3,371,600
Granted		5,649,007	1,500,000
Exercised		800,000		117,400
Expired/Forfeited		2,571,600
Balance		5,649,007	3,371,600
Options and Warrants [Member]
Balance		18,845,350
Average Exercise Price (in Dollars per share)		$ 0.39	$ 0.16
Granted		8,324,007	13,307,000
Granted (in Dollars per share)			$ 1.17
Exercised		875,000	(6,668,000)
Exercised (in Dollars per share)			$ 0.25
Expired/Forfeited		2,571,600
Balance		23,722,757	18,845,350
Average Exercise Price (in Dollars per share)			$ 0.39